Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 164,586	$ 270,630
Money market funds	13,977	13,722
Fixed bank deposits	62,585	56,170
Total cash and cash equivalents	$ 241,148	$ 340,522	$ 451,501	$ 256,380